INCOME TAXES (Tables)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision / (benefit) for income taxes for the period ended December 31, 2014 was as follows (assuming a 15% effective tax rate):

December 31
2014
$

Current Tax Provision
Federal-
Taxable income
Total current tax provision	-
-

Deferred Tax Provision
Federal-
Loss carry forwards	225
Change in valuation allowance	(225)
Total deferred tax provision	-

The provision / (benefit) for income taxes for the period ended December 31, 2014 was as follows (assuming a 15% effective tax rate):

	June 30	December 31
	2015	2014
	$	$
Current Tax Provision:
Federal-
Taxable income	-	-
Total current tax provision	-	-

	June 30	December 31
	2015	2014
	$	$
Deferred Tax Provision:
Federal-
Loss carry forwards	97	225
Change in valuation allowance	(97)	(225)
Total deferred tax provision	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The Company had deferred income tax assets as of December 31, 2014 as follows:
Loss carry forwards	225
Less - Valuation allowance	(225)
-

The Company had deferred income tax assets as follows:
	June 30	December 31
	2015	2014
	$	$

Loss carry forwards	97	225
Less - Valuation allowance	(97)	(225)

Total net deferred tax assets	-	-